Concentration of Risk (Details 2)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
UNITED STATES
Geographic concentration	47.00%	46.00%
ITALY
Geographic concentration	21.00%	20.00%
TURKEY
Geographic concentration	5.00%	3.00%
FRANCE
Geographic concentration	8.00%	18.00%
GERMANY
Geographic concentration	15.00%	5.00%
CANADA
Geographic concentration	3.00%	6.00%